Asset Impairment (Tables)	12 Months Ended
Dec. 31, 2013
Asset Impairment [Abstract]
Schedule Of Asset Impairment

	2011	2012	2013
Flight equipment (Note 5)	$23,323	$12,625	$25,616
Discontinued operations	(8,902)	-	-
Notes receivable (Note 6)	-	-	539
Intangible lease premium (Note 9)	1,173	-	-
	$15,594	$12,625	$26,155